DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ 10	$ 4	$ 29
Exposure to loss due to credit risk by counterparties	10
Notional amount	2,794
Unrealized losses, net of tax, to be reclassified in next 12 months	10
Unrealized gain (loss) from hedge derivatives	10
Cost of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	(3)
Research And Development Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	(73)
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	(27)
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ (3)